Segment Information (Summary of Financial Information by Geographical Area (Parenthetica)) (Detail) - Sales revenue [Member] - Canpotex [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
China [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	9.00%	14.00%
Other Countries [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	11.00%	10.00%
Latin America [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	47.00%	34.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	5.00%	8.00%
Other Asian markets [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	28.00%	34.00%